Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

Defiance Treasury Alternative Yield ETF (TRES)

each listed on The Nasdaq Stock Market, LLC

June 28, 2024

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”),

each dated January 23, 2024

Effective immediately, all references to Mick Brokaw in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

Please retain this Supplement for future reference.